Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	319,353	(281)	23,393	342,465
Revenues from sales of products	—	165,397	—	165,397

Total revenues	319,353	165,116	23,393	507,862

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)

Gross profit	238,265	114,801	11,080	364,146

	For the year ended December 31, 2022
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	314,770	3,606	73,172	391,548
Revenues from sales of products	—	171,690	—	171,690

Total revenues	314,770	175,296	73,172	563,238

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)

Gross profit	232,647	112,000	35,392	380,039

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030	48,596
Revenues from sales of products	—	192,405	—	192,405	27,100

Total revenues	232,812	188,701	115,922	537,435	75,696

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)	(24,537)

Gross profit	183,339	116,131	63,757	363,227	51,159

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding equity method investment, convertible note receivable
and intangible assets by country was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
PRC	286,797	127,866	18,010
United States	34,127	21,418	3,017

	320,924	149,284	21,027

Summary Of Revenues By Geographic Area
Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	504,052	553,304	534,928	75,343
United States	3,810	9,934	2,507	353

	507,862	563,238	537,435	75,696